SUBSEQUENT EVENTS (Details) - EBP 004		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
Participant compensation matched, percentage		6.00%
Subsequent Event
EBP, Subsequent Event [Line Items]
Participant compensation matched, percentage	6.00%